TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:
Net operating loss and capital loss carry forward	$36,284	$40,551
Valuation allowance	(36,284)	(40,551)

Net deferred tax asset	-	-